Note 15 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loss carry-forwards and other credits	$ 37,869	$ 56,822
Expenses not currently deductible	22,830	22,525
Stock-based compensation	525	474
Investments	11,956	17,303
Provision for doubtful accounts	4,221	4,990
Financing fees	162	376
Net unrealized foreign exchange losses	(634)	(399)
Depreciation and amortization	(32,035)	(21,713)
Less: valuation allowance	(11,079)	(12,707)
Net deferred income tax asset	$ 33,815	$ 67,671